Segment Reporting - Narrative (Detail)		1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	May 08, 2019 USD ($)	May 08, 2019 USD ($)	Jun. 30, 2020 USD ($) subsidiary	Jun. 30, 2019 USD ($)	May 08, 2019 USD ($)	Jun. 30, 2020 USD ($) subsidiary segment	Jun. 30, 2019 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment						3
Equity income (loss) (note 4 and 13b)			$ 35,343,000	$ (6,284,000)		$ 37,656,000	$ (67,937,000)
Teekay Offshore [Member]
Segment Reporting Information [Line Items]
Equity income (loss) (note 4 and 13b)		$ 0			$ 3,100,000
Equity Method Investment, Other than Temporary Impairment						$ 64,900,000	64,900,000
Equity Method Investment, Realized Gain (Loss) on Disposal	$ 8,900,000						$ 8,900,000
Subsidiaries
Segment Reporting Information [Line Items]
Number of Subsidiaries | subsidiary			2			2